Prepayments and Other Short-term Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepayments and accrued income including contract assets [abstract]
Summary of Prepayments and Other Short-term Assets
Prepayments and other short-term assets as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Net, Advanced payments	1,238,613	779,219
Advanced payments	1,445,335	1,211,891
Allowance for bad debts (*)	(206,722)	(432,672)
Prepaid expenses	437,984	390,176
Value added tax receivables	4,796	—

Total	1,681,393	1,169,395

(*)
The management identified that an advanced payment of USD 432,672 in relation to raw material purchase had been outstanding over a year without significant movement in the balance as of December 31, 2023. Consequently, the Company has determined to recognize an allowance for doubtful on the balance of USD 432,672 as of December 31, 2023. As of June 30, 2024, the allowance was reversed due to the return of the related raw materials, reducing the allowance balance to USD 206,722 as of June 30, 2024

Prepayments and other short-term assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
	As of December 31,	As of December 31,
Classification	2023	2022

Net, Advanced payments	779,219	1,503,365
Advanced payments	1,211,891	1,503,365
Allowance for bad debts (*)	(432,672)	—
Prepaid expenses	390,176	17,552

Total	1,169,395	1,520,917

(*)
During the assessment, the management identified that USD 432,672 of advance payment in relation to raw material purchase has been aged over a year without significant movement in the balance as of December 31, 2023. Consequently, the Company has determined to recognize an allowance for doubtful on the balance of USD 432,672 as of December 31, 2023.